Borrowings and lease liabilities	6 Months Ended
Jun. 30, 2026
Borrowings [abstract]
Borrowings and lease liabilities	Borrowings and lease liabilities
AngloGold Ashanti’s borrowings are interest bearing.

	As at	As at
	June	December
	2026	2025
US Dollar millions	Unaudited	Audited

Change in liabilities arising from financing activities:

Reconciliation of borrowings (excluding lease liabilities)
A reconciliation of the total borrowings included in the statement of financial position is set out in the following table:

Opening balance	2,044	1,984
Proceeds from borrowings (1)	199	285
Repayment of borrowings (2)	(650)	(245)
Finance costs paid on borrowings	(55)	(106)
Interest charged to the income statement	56	4
Gain on settlement of bonds (2)	(15)	—
Deferred loan fees	(1)	111
Translation	(7)	11
Closing balance	1,571	2,044

Borrowings
Non-current	1,559	2,025
Current	12	19
	1,571	2,044

Reconciliation of finance costs paid (excluding lease finance costs)
A reconciliation of the finance costs paid included in the statement of cash flows is set out in the following table:

Finance costs paid on borrowings	55	106
Interest paid on tax liability	—	46
Commitment fees, utilisation fees and other borrowing costs	6	12
Total finance costs paid	61	164

Reconciliation of lease liabilities
A reconciliation of the lease liabilities included in the statement of financial position is set out in the following table:

Opening balance	214	141
Lease liabilities recognised	30	160
Repayment of lease liabilities	(45)	(92)
Finance costs paid on lease liabilities	(9)	(17)
Interest charged to the income statement	9	18
Disposal of subsidiary	—	(6)
Translation	8	10
Closing balance	207	214

Lease liabilities
Non-current	156	155
Current	51	59
	207	214
(1)During the six months ended 30 June 2026, the Geita revolving loan funding increased with US$143.8m for facility A and TZS 131.5bn (US$50m) for facility B and was fully drawn at period end.
(2)During the six months ended 30 June 2026, the Group settled $558m principal amount of its outstanding 2028 Notes and $107m principal amount of its outstanding
2030 Notes with a cash settlement of $650m (exclusive of accrued interest). The gain of $15m on settlement of the bonds is recognised in other (expenses) income on the Group income statement.